Capital Group Core Bond ETF
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 98.30% Mortgage-backed obligations 40.06% Federal agency mortgage-backed obligations 30.31%	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1295 2.00% 8/1/2051[1]	USD2,913	$2,424
Fannie Mae Pool #CB2211 2.50% 11/1/2051[1]	4,003	3,468
Fannie Mae Pool #CB2527 2.00% 12/1/2051[1]	8,870	7,357
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,736	2,271
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	631	523
Fannie Mae Pool #FS8274 2.00% 4/1/2052[1]	2,021	1,674
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,939	1,605
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	1,182	979
Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	1,939	1,679
Fannie Mae Pool #MA4579 3.00% 4/1/2052[1]	28,298	25,459
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,128	976
Fannie Mae Pool #CB3891 3.00% 6/1/2052[1]	1,755	1,583
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	967	929
Fannie Mae Pool #MA4651 2.00% 7/1/2052[1]	2,346	1,942
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,726	1,491
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,248	1,952
Fannie Mae Pool #MA4782 3.50% 10/1/2052[1]	3,187	2,969
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	26,881	26,447
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	266	271
Fannie Mae Pool #MA5026 3.50% 4/1/2053[1]	1,571	1,463
Fannie Mae Pool #BY0943 4.00% 4/1/2053[1]	846	813
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	246	237
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	8,799	8,803
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	1,632	1,633
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	981	943
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	993	977
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,967	1,889
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	469	482
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	297	308
Fannie Mae Pool #MA5294 5.00% 3/1/2054[1]	5,237	5,235
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	126	129
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,551	2,451
Fannie Mae Pool #MA5326 4.50% 4/1/2054[1]	3,901	3,836
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	3,593	3,451
Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	249	239
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	2,677	2,709
Fannie Mae Pool #MA5386 4.50% 6/1/2054[1]	1,701	1,672
Fannie Mae Pool #MA5389 6.00% 6/1/2054[1]	3,299	3,372
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	807	830
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	242	248
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	204	210
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	7,839	8,062
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	3,465	3,542
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	170	174
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	339	350
Capital Group Core Bond ETF — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	USD172	$178
Fannie Mae Pool #MA5443 5.00% 8/1/2054[1]	5,849	5,847
Fannie Mae Pool #MA5444 5.50% 8/1/2054[1]	5,152	5,214
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	2,871	2,935
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	90	92
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	80	82
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	70	72
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	5,232	5,395
Fannie Mae Pool #MA5468 4.50% 9/1/2054[1]	4,530	4,454
Fannie Mae Pool #BU4967 5.50% 9/1/2054[1]	26,904	27,224
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	7,236	7,322
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	12,571	11,518
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	3,441	2,856
Freddie Mac Pool #RA6579 2.00% 12/1/2051[1]	3,694	3,059
Freddie Mac Pool #SD8188 2.00% 1/1/2052[1]	3,203	2,655
Freddie Mac Pool #SD5712 2.50% 1/1/2052[1]	3,572	3,097
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,699	2,236
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	988	820
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	3,042	2,518
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	993	822
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,757	1,520
Freddie Mac Pool #SD5591 2.00% 6/1/2052[1]	31,362	26,020
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,444	3,096
Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	2,214	2,130
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	160	138
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	801	770
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,561	2,301
Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]	996	929
Freddie Mac Pool #SD5845 3.50% 11/1/2052[1]	8,820	8,224
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	10,060	9,664
Freddie Mac Pool #SD2987 3.50% 3/1/2053[1]	3,423	3,189
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	3,897	3,899
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,044	1,057
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	188	194
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	979	940
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	7,528	7,526
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	48	50
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	1,345	1,376
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,248	1,263
Freddie Mac Pool #SD8419 5.00% 4/1/2054[1]	1,453	1,452
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	1,916	1,938
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	109	112
Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	2,159	2,074
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	147	151
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	73	76
Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	3,079	3,116
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	8,240	8,465
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	205	210
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	760	785
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	298	307
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	252	261
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	97	100
Freddie Mac Pool #SD8461 5.00% 9/1/2054[1]	9,989	9,985
Freddie Mac Pool #SD8467 4.50% 10/1/2054[1]	4,900	4,818
Capital Group Core Bond ETF — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8468 5.00% 10/1/2054[1]	USD4,100	$4,098
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	258	233
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	254	233
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	276	248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	262	238
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,2]	40,447	34,919
		376,558
Collateralized mortgage-backed obligations (privately originated) 6.15%
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,3,4]	2,759	2,677
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[1,3,5]	4,883	4,530
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,5]	500	488
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034[1,3,5]	2,100	1,955
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[1,3,5]	961	924
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	1,353	1,332
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,5]	291	280
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.38% 3/25/2042[1,3,5]	2,776	2,815
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[1,3,5]	97	100
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[1,3,5]	268	275
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[1,3,5]	386	395
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.33% 1/25/2044[1,3,5]	128	128
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[1,3,5]	154	154
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 6.28% 5/25/2044[1,3,5]	275	276
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[1,3,5]	356	356
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.393% 9/25/2044[1,3,5]	611	612
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[1,3,5]	412	415
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[1,3,5]	471	474
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.48% 5/25/2044[1,3,5]	1,720	1,721
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[1,3,5]	1,589	1,592
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,3,4]	225	227
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,3,4]	428	435
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,3,4]	724	708
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.293% 10/25/2046[1,3,5]	293	281
JP Morgan Mortgage Trust, Series 2017-1, Class B2, 3.449% 1/25/2047[1,3,5]	430	393
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.265% 12/25/2049[1,3,5]	1,112	1,042
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.65% 11/25/2060 (4.65% on 8/25/2024)[1,3,4]	1,881	1,883
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,3,4]	2,342	2,343
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,3,4]	331	329
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,3,4]	2,743	2,796
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,5]	145	139
Capital Group Core Bond ETF — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,3]	USD989	$964
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[1,3,5]	281	274
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,3,4]	378	383
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[1,3,5]	607	604
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,3,4]	1,938	1,915
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,3,4]	306	309
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,3,4]	374	380
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,3,4]	529	539
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,3,4]	4,023	4,096
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,3,4]	2,014	1,865
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,3]	391	373
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,3]	154	146
Progress Residential Trust, Series 2024-SFR1, Class D, 3.75% 2/17/2041[1,3]	300	281
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,3]	546	518
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	313	294
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,3]	1,968	1,837
Progress Residential Trust, Series 2024-SFR4, Class B, 3.325% 7/17/2041[1,3,5]	4,000	3,721
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class B, (1-month USD CME Term SOFR + 2.10%) 7.493% 10/17/2041[1,3,5]	5,000	5,010
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.969% 10/25/2048[1,3,5]	5,938	6,038
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.042% 5/25/2055[1,3,5]	2,490	2,454
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.969% 5/25/2058[1,3,5]	2,543	2,623
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.969% 10/25/2059[1,3,5]	2,936	2,996
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[1,3,5]	1,381	1,396
Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[1,3]	3,246	3,307
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,3,4]	1,008	1,028
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,3,4]	973	992
		76,418
Commercial mortgage-backed securities 3.60%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,3]	160	156
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.788% 7/15/2041[1,3,5]	447	448
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,5]	2,228	2,287
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.613% 8/15/2057[1]	2,153	2,248
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	32
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,5]	38	37
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	215
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,5]	4,348	4,643
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	124
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	689	718
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.439% 3/15/2041[1,3,5]	314	313
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,5]	985	1,044
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.468% 6/15/2041[1,3,5]	1,996	1,995
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[1,3,5]	664	665
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[1,3,5]	2,000	1,989
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[1,3,5]	1,500	1,486
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[1,3,5]	2,476	2,484
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,3,5]	4,754	4,849
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[1,3,5]	994	997
Capital Group Core Bond ETF — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,3,5]	USD1,613	$1,616
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	280	274
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	319	309
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,3,5]	1,736	1,777
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,3,5]	1,577	1,614
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,3,5]	949	971
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,3,5]	1,057	1,082
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,3,5]	661	676
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,3,5]	595	609
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,3,5]	234	240
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,3,5]	210	215
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,3]	121	128
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 5/15/2041[1,3,5]	1,446	1,449
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/6/2029[1,3,5]	479	483
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.697% 5/15/2037[1,3,5]	1,500	1,500
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,3,5]	177	181
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[1,3,5]	594	612
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,3,5]	189	196
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2029[1,3,5]	2,549	2,547
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,5]	83	91
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[1,3,5]	611	620
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[1,3,5]	354	353
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,3,4]	250	239
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,5]	300	285
		44,797
Total mortgage-backed obligations		497,773
Corporate bonds, notes & loans 35.96% Financials 16.06%
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[3,4]	1,719	1,840
American Express Co. (USD-SOFR + 0.93%) 6.299% 7/26/2028[5]	4,923	4,945
Aon North America, Inc. 5.125% 3/1/2027	3,494	3,575
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[4]	12,018	11,549
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[4]	6,634	6,520
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[4]	1,005	1,038
Bank of Nova Scotia (The) 5.25% 6/12/2028	725	751
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]	2,630	2,525
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[3,4]	1,299	1,347
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[3,4]	3,171	3,007
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[3,4]	2,294	2,370
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[3,4]	1,217	1,275
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,4]	3,780	3,960
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[4]	3,659	3,822
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[4]	232	248
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	4,712	4,681
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[4]	302	314
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	2,591	2,581
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	2,069	1,969
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[4]	2,735	2,945
Capital Group Core Bond ETF — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	USD3,616	$3,453
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[4]	6,081	6,466
Five Corners Funding Trust III 5.791% 2/15/2033[3]	2,249	2,416
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[4]	5,579	5,865
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[4]	1,985	2,037
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[4]	7,160	7,171
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[4]	4,334	4,492
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[4]	5,087	5,173
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[4]	9,284	9,252
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[3,4]	3,727	3,865
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[4]	2,623	2,737
Metropolitan Life Global Funding I 4.85% 1/8/2029[3]	1,849	1,897
Metropolitan Life Global Funding I 5.15% 3/28/2033[3]	1,706	1,771
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[4]	1,951	2,018
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[4]	4,373	4,156
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[4]	1,459	1,514
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[4]	10,887	11,165
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[4]	6,332	6,508
NatWest Group PLC 5.294% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029)[4]	4,438	4,508
New York Life Global Funding 4.55% 1/28/2033[3]	303	304
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[4]	665	695
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[4]	4,658	4,850
Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	2,225	2,033
Svenska Handelsbanken AB 5.50% 6/15/2028[3]	3,798	3,931
Toronto-Dominion Bank (The) 5.523% 7/17/2028	774	810
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[4]	7,055	7,304
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[4]	1,404	1,418
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[3,4]	530	554
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[3,4]	3,110	3,932
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[4]	20,054	20,869
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[4]	5,298	5,125
		199,551
Utilities 4.77%
DTE Energy Co. 5.10% 3/1/2029	5,388	5,550
Edison International 4.125% 3/15/2028	1,333	1,322
Eversource Energy 5.00% 1/1/2027	6,316	6,418
FirstEnergy Corp. 2.65% 3/1/2030	6,630	6,055
Georgia Power Co. 4.95% 5/17/2033	4,528	4,656
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 6.305% 9/4/2025[5]	5,332	5,334
Pacific Gas and Electric Co. 4.55% 7/1/2030	7,727	7,671
Pacific Gas and Electric Co. 5.80% 5/15/2034	1,268	1,341
PacifiCorp 5.10% 2/15/2029	9,288	9,600
Capital Group Core Bond ETF — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.45% 6/1/2031	USD6,472	$6,851
Xcel Energy, Inc. 5.45% 8/15/2033	4,264	4,430
		59,228
Health care 4.00%
Amgen, Inc. 5.25% 3/2/2033	6,698	6,976
Baxter International, Inc. 2.272% 12/1/2028	9,241	8,508
Becton, Dickinson and Co. 5.081% 6/7/2029	2,793	2,888
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,798	5,062
Cencora, Inc. 2.70% 3/15/2031	2,183	1,962
Centene Corp. 2.45% 7/15/2028	6,160	5,678
Cigna Group (The) 5.00% 5/15/2029	4,242	4,370
CVS Health Corp. 5.40% 6/1/2029	6,269	6,505
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	665	712
Humana, Inc. 5.375% 4/15/2031	2,473	2,562
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,935	2,993
Roche Holdings, Inc. 4.203% 9/9/2029[3]	1,533	1,541
		49,757
Energy 2.20%
Cheniere Energy, Inc. 4.625% 10/15/2028	8,224	8,176
Diamondback Energy, Inc. 5.15% 1/30/2030	3,033	3,113
Enbridge, Inc. 6.20% 11/15/2030	4,942	5,384
Energy Transfer, LP 5.25% 7/1/2029	3,691	3,804
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[3]	1,430	1,481
Kinder Morgan, Inc. 7.75% 1/15/2032	1,262	1,475
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[3]	3,839	3,869
		27,302
Consumer discretionary 1.86%
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[3]	2,965	2,743
Ford Motor Credit Co., LLC 5.80% 3/5/2027	7,721	7,864
Hyundai Capital America 5.275% 6/24/2027[3]	4,040	4,132
Hyundai Capital America 4.55% 9/26/2029[3]	1,664	1,661
Sands China, Ltd. 5.125% 8/8/2025	500	499
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026[3]	6,124	6,163
		23,062
Industrials 1.75%
BAE Systems PLC 5.125% 3/26/2029[3]	5,253	5,407
Boeing Co. 5.04% 5/1/2027	9,223	9,253
Boeing Co. 6.259% 5/1/2027[3]	5,194	5,366
Carrier Global Corp. 2.722% 2/15/2030	596	551
Carrier Global Corp. 2.70% 2/15/2031	129	117
Carrier Global Corp. 5.90% 3/15/2034	951	1,039
		21,733
Consumer staples 1.69%
BAT Capital Corp. 6.343% 8/2/2030	5,116	5,540
Campbell Soup Co. 5.20% 3/19/2027	6,165	6,328
Constellation Brands, Inc. 2.875% 5/1/2030	2,605	2,403
Philip Morris International, Inc. 5.625% 11/17/2029	6,350	6,745
		21,016
Capital Group Core Bond ETF — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 1.63%	Principal amount (000)	Value (000)
AT&T, Inc. 4.30% 2/15/2030	USD7,993	$7,986
Charter Communications Operating, LLC 6.10% 6/1/2029	2,821	2,921
Charter Communications Operating, LLC 6.384% 10/23/2035	3,046	3,111
T-Mobile USA, Inc. 3.875% 4/15/2030	6,451	6,275
		20,293
Information technology 1.37%
Broadcom, Inc. 5.05% 7/12/2027	3,471	3,548
Broadcom, Inc. 4.15% 2/15/2028	3,924	3,921
Broadcom, Inc. 3.469% 4/15/2034[3]	3,164	2,851
Microchip Technology, Inc. 5.05% 3/15/2029	2,176	2,235
Roper Technologies, Inc. 4.50% 10/15/2029	2,704	2,722
SK hynix, Inc. 6.375% 1/17/2028[3]	1,641	1,725
		17,002
Real estate 0.63%
Equinix, Inc. 3.20% 11/18/2029	4,960	4,683
VICI Properties, LP 4.95% 2/15/2030	3,146	3,167
		7,850
Total corporate bonds, notes & loans		446,794
U.S. Treasury bonds & notes 13.47% U.S. Treasury 13.47%
U.S. Treasury 4.50% 5/31/2029	20,700	21,533
U.S. Treasury 4.125% 3/31/2031	1,230	1,264
U.S. Treasury 4.625% 4/30/2031	25,752	27,214
U.S. Treasury 4.125% 7/31/2031	13,300	13,676
U.S. Treasury 4.00% 2/15/2034	605	615
U.S. Treasury 4.375% 5/15/2034	3,000	3,142
U.S. Treasury 3.875% 8/15/2034	3,000	3,021
U.S. Treasury 3.75% 11/15/2043[6]	20,531	19,325
U.S. Treasury 4.625% 5/15/2044	11,419	12,107
U.S. Treasury 4.125% 8/15/2044	5,009	4,970
U.S. Treasury 3.00% 2/15/2049	22,000	17,810
U.S. Treasury 2.25% 8/15/2049	5,000	3,465
U.S. Treasury 4.75% 11/15/2053	775	856
U.S. Treasury 4.625% 5/15/2054	8,740	9,482
U.S. Treasury 4.25% 8/15/2054[6]	28,260	28,865
		167,345
Asset-backed obligations 8.75%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,3]	91	92
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,3]	2,850	2,862
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,3]	11	11
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,3]	1,000	1,004
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	150	153
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,3]	28	28
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,3]	3,143	3,186
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,3]	139	141
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,3]	592	594
Ally Auto Receivables Trust, Series 2023, Class A2, 6.15% 1/17/2034[1,3]	12	12
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,3]	50	50
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,3]	313	317
Capital Group Core Bond ETF — Page 8 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,3]	USD683	$710
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.783% 4/15/2033[1,3,5]	275	275
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,3]	453	458
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[1,3]	170	173
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,3]	613	630
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,3]	100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,3]	250	261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,3]	150	158
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,3]	117	120
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,3]	2,204	2,239
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[1,3,5]	480	481
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[1]	1,483	1,519
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,3]	141	137
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,3]	40	40
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030[1,3]	1,000	1,033
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,3]	403	410
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	79	80
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	111	111
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	68
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	100
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,3]	1,248	1,252
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,3]	2,071	2,110
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	511
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	296	298
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,3]	125	126
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029[1]	2,000	2,001
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,3]	585	566
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	2,115	1,988
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,3]	111	112
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,3]	150	155
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,3]	1,392	1,392
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,3]	1,691	1,690
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,3]	121	113
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,3]	4,224	3,873
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,3]	489	491
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,3]	294	298
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,3]	46	46
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,3]	132	132
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,3]	43	44
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,3]	100	101
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,3]	505	513
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,3]	447	447
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,3]	100	102
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,3]	100	103
CPS Auto Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,3]	465	466
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,3]	3,015	3,066
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,3]	580	589
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	124
Dryden Senior Loan Fund, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.723% 10/15/2030[1,3,5]	4,000	4,000
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.643% 1/15/2034[1,3,5]	275	275
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,3]	868	877
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,3]	146	147
Capital Group Core Bond ETF — Page 9 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,3]	USD108	$111
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	34	34
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	41	41
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	101	103
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	116	117
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	123
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	154
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	102
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,3]	150	153
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[1,3,5]	400	409
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,3]	139	132
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,3]	141	133
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,3]	159	147
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,3]	167	152
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,3]	96	97
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,3]	441	443
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,3]	32	32
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,3]	191	193
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,3]	147	149
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,3]	312	330
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,3]	3,106	3,138
Greatamerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,3]	2,241	2,266
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,3]	2,646	2,695
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,3]	150	157
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,3]	2,505	2,531
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,3]	250	236
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,3]	150	141
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,3]	517	528
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,3]	2,872	2,873
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,3]	100	101
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	154	157
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,3,5]	1,958	1,962
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,3]	719	716
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,3]	33	33
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,3]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,3]	250	252
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,3]	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,3]	355	364
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	77
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,3]	1,066	1,084
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,3]	1,638	1,670
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,3]	1,212	1,226
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,3]	798	807
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,3]	109	99
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,3]	1,000	923
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,3]	2,243	2,256
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.654% 4/22/2030[1,3,5]	3,403	3,412
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,3]	801	803
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,3]	612	628
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,3]	272	281
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,3]	1,647	1,650
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,3]	1,116	1,132
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,3]	585	586
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,3]	100	100
Capital Group Core Bond ETF — Page 10 of 15

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,3]	USD150	$153
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,440	1,477
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,3]	300	308
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[1,3]	724	725
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,3]	1,056	1,063
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	42	42
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	1,087	1,090
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,3]	780	782
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028[1,3]	1,000	1,025
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,3]	3,597	3,711
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,3]	234	237
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,3]	2,548	2,554
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,3]	290	271
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,3]	171	157
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.733% 7/15/2034[1,3,5]	275	276
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,3]	210	196
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,3]	308	277
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,3]	826	846
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,3]	1,750	1,821
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	121
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,3]	109	112
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,3]	109	110
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,3]	62	63
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,3]	137	139
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,3]	2,493	2,517
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[1,3,5]	742	742
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,3]	1,140	1,149
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	405	417
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	2,530	2,555
		108,743
Municipals 0.06% Massachusetts 0.06%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	740
Total bonds, notes & other debt instruments (cost: $1,199,751,000)		1,221,395
Short-term securities 5.50% Money market investments 5.50%	Shares
Capital Group Central Cash Fund 5.09%[7,8]	682,494	68,263
Total short-term securities (cost: $68,253,000)		68,263
Total investment securities 103.80% (cost $1,268,004,000)		1,289,658
Other assets less liabilities (3.80)%		(47,190)
Net assets 100.00%		$1,242,468
Capital Group Core Bond ETF — Page 11 of 15

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Short	115	12/31/2024	USD(23,948)	$51
5 Year U.S. Treasury Note Futures	Long	918	12/31/2024	100,872	(255)
10 Year U.S. Treasury Note Futures	Long	486	12/19/2024	55,541	29
10 Year Ultra U.S. Treasury Note Futures	Short	162	12/19/2024	(19,164)	(132)
30 Year U.S. Treasury Bond Futures	Long	265	12/19/2024	32,910	(143)
30 Year Ultra U.S. Treasury Bond Futures	Long	260	12/19/2024	34,604	(296)
					$(746)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[9] (000)	Value at 9/30/2024 [10] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
1.00%	Quarterly	CDX.NA.IG.S43	12/20/2029	USD38,228	$855	$859	$(4)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.49%
Money market investments 5.49%
Capital Group Central Cash Fund 5.09%[7]	$16,276	$637,747	$585,775	$4	$11	$68,263	$4,300

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $284,103,000, which represented 22.87% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,554,000, which represented .45% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[10]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Capital Group Core Bond ETF — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $111,992,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held was $25,913,000.
Capital Group Core Bond ETF — Page 13 of 15

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$497,773	$—	$497,773
Corporate bonds, notes & loans	—	446,794	—	446,794
U.S. Treasury bonds & notes	—	167,345	—	167,345
Asset-backed obligations	—	108,743	—	108,743
Municipals	—	740	—	740
Short-term securities	68,263	—	—	68,263
Total	$68,263	$1,221,395	$—	$1,289,658

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$80	$—	$—	$80
Liabilities:
Unrealized depreciation on futures contracts	(826)	—	—	(826)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(746)	$(4)	$—	$(750)

*	Futures contracts and credit default swaps are not included in the investment portfolio.

Capital Group Core Bond ETF — Page 14 of 15

unaudited
Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-312-1124
Capital Group Core Bond ETF — Page 15 of 15